REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Real estate acquired in settlement of loans, gross	$ 5,227,363	$ 6,543,683
Less valuation allowance	(76,700)	(741,429)
Total	5,150,663	5,802,254
Activity in the allowance for losses on real estate acquired in settlement of loans
Balance, beginning of year	741,429	1,837,800	$ 4,706,775
Provision (recovery) charged to non-interest expense	224,100	(344,859)	1,770,126
Sale deficiencies charged to valuation allowance at time of sale	(888,829)	(751,512)	(4,639,101)
Balance, end of year	76,700	741,429	$ 1,837,800
Residential Real Estate
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Real estate acquired in settlement of loans, gross	820,166	3,822,042
Commercial Real Estate
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Real estate acquired in settlement of loans, gross	$ 4,407,197	$ 2,721,641